Equity Capital Structure, Capital Stock (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Equity Capital Structure [Abstract]
Capital shares, shares authorized (in shares)	2,000,000,000	2,000,000,000
Capital shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	1,950,000,000	1,950,000,000
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000